CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net (loss) / income	$ 18,948	$ 8,616	$ (22,818)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Vessel depreciation	13,289	7,670	13,174
Other fixed assets depreciation	4	14	36
Equity (gains) in unconsolidated joint ventures	(646)	(747)	(713)
Dividends from cumulative earnings of joint venture	646	1,524	0
Amortization and write off of deferred financing costs	2,522	840	6,311
Stock-based compensation expense	(16)	(34)	(34)
Change in fair value of derivative financial instruments	0	(66)	790
Amortization of Right of use assets from operating leases	8,571	7,943	543
Impairment charges	0	1,160	0
Loss/(Gain) on sale of other fixed assets	(15)	0	36
Loss/(Gain) on sale of vessels	(78)	0	12,355
(Increase)/Decrease in:
Trade accounts receivable	68	(76)	642
Inventories	(355)	(157)	334
Prepayments and other	(733)	323	(198)
Increase/(Decrease) in:
Due to related parties	(3,204)	(2,797)	2,097
Accounts payable	(82)	(123)	(2,083)
Other non-current liabilities	(125)	(75)	300
Accrued liabilities	1,068	(207)	(2,803)
Unearned revenue	3,372	1,584	(1,263)
Operating lease liabilities	(9,815)	(9,331)	(666)
Net Cash provided by Operating Activities	33,419	16,061	6,040
Cash Flows used in Investing Activities:
Advances for vessels under construction and capitalized expenses	(216,714)	(115,513)	(120,858)
Investments in unconsolidated joint ventures (2017 Joint Venture - see Note 17)	0	0	19,555
Investments in unconsolidated joint ventures (2020 Joint Venture - see Note 17)	0	0	(27,454)
Returns of investments in unconsolidated joint ventures (2020 Joint Venture - see Note 17)	2,304	2,976	0
Net proceeds from vessel sales	71,714	35,886	310,016
Net proceeds from sales of other fixed assets, net	40	0	35
Net Cash provided by/(used in) Investing Activities	(142,656)	(76,651)	181,294
Cash Flows from Financing Activities:
Proceeds from debt	156,201	74,800	60,200
Proceeds from related party debt	9,000	0	0
Principal payments and prepayments of related party debt	(9,000)	0	0
Principal payments and prepayments of debt	(68,893)	(28,313)	(269,621)
Redemption of preferred shares	(16,191)	0	(24,568)
Consideration paid in excess of purchase price over book value of vessels	0	0	(60,850)
Proceeds from issuance of common stock	22,718	0	129,660
Proceeds from warrant exercises, net of fees	4,556	0	0
Equity offering issuance costs	(1,671)	0	(8,868)
Payment of financing costs	(3,566)	(1,076)	(1,851)
Derivative financial instrument termination payments	0	0	(1,379)
Dividends of preferred shares	(13,358)	(1,779)	0
Proceeds from issuance of preferred shares (Note 16)	47,630	0	0
Redemption of fractional shares due to reverse stock split	(15)	0	0
Net Cash (used in)/ provided by Financing Activities	127,411	43,632	(177,277)
Net increase/(decrease) in cash and cash equivalents and restricted cash	18,174	(16,958)	10,057
Cash and cash equivalents and restricted cash at beginning of year	6,370	23,328	13,271
Cash and cash equivalents and restricted cash at end of the year	24,544	6,370	23,328
Cash breakdown
Cash and cash equivalents	20,544	2,370	19,328
Restricted cash, current	0	0	0
Restricted cash, non-current	4,000	4,000	4,000
SUPPLEMENTAL CASH FLOW INFORMATION
Capital expenditures included in Accounts payable/Accrued liabilities/Due to related parties	0	1,530	388
Interest paid, net of capitalized interest	11,161	7,412	18,309
Finance fees included in Accounts payable/Accrued liabilities/Due to related parties	0	151	23
Equity issuance costs and warrant related costs included in liabilities	280	0	0
Unpaid Excess of consideration over carrying value of acquired assets included in Due to Related Parties (Note 1)	0	27,562	1,150
Beneficial conversion feature of Series E perpetual convertible preferred stock (Note 16)	0	900	1,067
Settlement of related party debt, interest, finance fees, Excess consideration over acquired assets, capital expenditures and dividends with issuance of preferred shares (Note 16)	24,370	2,188	16,904
Dividends payable included in Due to related parties (Note 16)	0	968	864
Carrying value of net assets of companies acquired (Note 1)	0	8,933	0
Reversal of equity offering costs not payable	0	0	235
Prepaid rent of Navigare Lease included in initial measurement	0	0	2,006
Deemed dividend equivalents on preferred shares related to redemption value (Note 16)	14,400	437	2,253
Deemed dividend on warrant inducement (Note 9)	$ 1,345	$ 0	$ 0